Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments [Line Items]
Percentage of VaR		99.00%	99.00%
Purchase of cattle	$ 32,200,000		$ 35,600,000	$ 32,900,000
Securities pledged as commodities and futures	37,119	$ 37,119	$ 13,575	15,416
Bottom of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes		25.00%	25.00%
Top of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes		50.00%	50.00%
Indirect Subsidiary JBS USA [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	106,894	$ 106,894	$ 67,335	99,288
Direct Subsidiary Seara Alimentos [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 18,506	$ 18,506	$ 51,751	$ 15,505